Vessels, net (Tables)	12 Months Ended
Dec. 31, 2021
Vessels Net
Vessels, net (Table)

	Vessel cost	Accumulated depreciation	Net book value
Balance as at January 1, 2020	$748,819	$(171,928)	$576,891
Vessel acquisitions	162,600	—	162,600
Improvements	11,601	—	11,601
Depreciation for the year	—	(38,895)	(38,895)
Balance as at December 31, 2020	$923,020	$(210,823)	$712,197
Vessel acquisitions	1,256,858	—	1,256,858
Vessel disposals	(180,358)	36,123	(144,235)
Improvements	374	—	374
Depreciation for the year	—	(43,336)	(43,336)
Balance as at December 31, 2021	$1,999,894	$(218,036)	$1,781,858

Vessels, net - Disposals (Table)
	M/V CMA CGM Magdalena	M/V Adonis	Total
Sale price	$99,000	$96,000	$195,000
Carrying value on sale	(71,598)	(72,637)	(144,235)
Other sale expenses	(2,018)	(1,935)	(3,953)
Gain on sale	$25,384	$21,428	$46,812